SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

19. SEGMENTED INFORMATION

The Company operates within the resource industry. At December 31, 2019 and 2018, the Company had equipment and exploration and evaluation assets located geographically as follows:

EXPLORATION AND EVALUATION ASSETS	December 31, 2019	December 31, 2018
Sweden	$438	$438
Turkey	233	233
U.S.A	875	942
Total	$1,546	$1,613

PROPERTY AND EQUIPMENT	December 31, 2019	December 31, 2018
Sweden	$54	$31
U.S.A	590	435
Total	$644	$466

The Company’s royalty interests, deferred income tax asset and royalty income and depletion are located in the U.S.A, except for a $200 royalty interest held in Serbia.